UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05576

Name of Fund: BlackRock Global Allocation Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global Allocation Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2013

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Consolidated Schedule of Investments July 31, 2013 (Unaudited)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks

Argentina — 0.1%
Tenaris SA - ADR	762,556	$33,895,614

Australia — 0.4%
Asciano Ltd.	9,128,852	41,647,541
Commonwealth Bank of Australia	425,409	28,355,869
Mesoblast Ltd. (a)(b)	5,013,769	26,441,401
National Australia Bank Ltd.	578,849	16,242,432
Newcrest Mining Ltd.	2,207,999	24,320,831
Orica Ltd.	1,157,028	18,798,171
QBE Insurance Group Ltd.	3,105,923	45,871,067

		201,677,312

Belgium — 0.2%
Anheuser-Busch InBev NV	672,583	64,676,458
RHJ International (b)(c)	4,040,441	20,457,726
RHJ International - ADR (b)(c)	890,354	4,492,575

		89,626,759

Brazil — 1.0%
Anhanguera Educacional Participacoes SA	6,346,749	38,475,262
Banco Santander Brasil SA - ADR ADR	4,476,998	26,951,528
BR Malls Participacoes SA	2,018,556	17,890,811
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	1,167,479	51,783,900
Cielo SA	2,218,375	54,687,536
Cosan Ltd., Class A	5,660,961	91,028,253
Cyrela Brazil Realty SA	4,508,741	32,194,705
Hypermarcas SA	5,965,444	43,171,578
Itau Unibanco Holding SA, Preference Shares	3,045,343	38,898,589
MRV Engenharia e Participacoes SA	7,720,820	21,964,241
Petroleo Brasileiro SA - ADR	4,231,886	57,722,925
Qualicorp SA (b)	3,503,091	25,643,422
SLC Agricola SA	3,978,838	33,224,566
Telefonica Brasil - ADR	1,567,163	33,646,990

		567,284,306

Canada — 2.2%
Agrium, Inc.	643,892	54,730,820
Athabasca Oil Corp. (a)(b)	7,216,143	50,655,624
Bank of Nova Scotia	820,399	46,335,650
BCE, Inc.	1,072,406	44,426,906
Brookfield Asset Management, Inc., Class A	1,548,875	57,261,909
Canadian National Railway Co.	547,847	54,708,001
Canadian Natural Resources Ltd.	2,113,596	65,563,748
Canadian Pacific Railway Ltd.	222,695	27,364,761
Detour Gold Corp. (a)(b)	1,083,691	10,761,998
Eldorado Gold Corp.	4,435,578	35,023,403
First Quantum Minerals Ltd.	3,398,443	54,594,791
Goldcorp, Inc.	5,631,659	158,981,733
Kinross Gold Corp.	1,062,099	5,554,778
	Shares	Value
Common Stocks

Canada (concluded)
Kinross Gold Corp.	4,859,437	$25,264,720
Osisko Mining Corp. (b)	4,603,933	19,184,922
Potash Corp. of Saskatchewan, Inc.	2,188,358	63,462,382
Rogers Communications, Inc., Class B	828,954	33,108,423
Shaw Communications, Inc., Class B	2,969,125	73,801,734
Silver Wheaton Corp.	2,182,720	50,137,078
Suncor Energy, Inc.	5,614,595	177,441,100
Suncor Energy, Inc.	237,962	7,526,738
Teck Resources Ltd., Class B	1,116,474	26,158,986
TELUS Corp.	963,997	29,292,519
The Toronto-Dominion Bank	384,275	32,385,205
Valeant Pharmaceuticals International, Inc. (b)	254,773	23,846,753

		1,227,574,682

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA - ADR	426,700	12,357,232

China — 0.4%
Beijing Enterprises Holdings Ltd. (a)	15,756,232	105,192,055
Chaoda Modern Agriculture Holdings Ltd. (a)(b)	116,959,394	9,941,548
China BlueChemical Ltd.	35,198,800	16,236,021
Dongfeng Motor Group Co. Ltd., Class H	8,736,700	11,708,359
Haitian International Holdings Ltd.	9,746,600	16,453,897
Jiangxi Copper Co. Ltd., Class H	14,265,000	24,041,269
Sinopharm Group Co.	11,985,500	32,727,018
Zhongsheng Group Holdings Ltd. (a)	19,035,171	19,736,392

		236,036,559

Denmark — 0.0%
TDC A/S	1,875,457	16,411,190

France — 2.4%
AXA SA	3,654,541	80,551,265
BNP Paribas SA	2,870,348	186,105,445
Compagnie de Saint-Gobain	2,602,629	120,889,437
European Aeronautic Defence and Space Co. NV	2,332,212	139,664,287
Eutelsat Communications SA	618,794	17,294,845
France Telecom SA	1,571,368	15,498,483
LVMH Moet Hennessy Louis Vuitton SA	294,392	53,587,986
Safran SA	4,583,196	269,145,701
Sanofi	1,007,603	105,479,618
Sanofi - ADR	149,446	7,693,480
Societe Generale SA	630,408	25,363,115
Technip SA	917,377	101,222,003
Total SA	1,873,040	99,811,302
Total SA - ADR	2,050,010	108,753,030

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2013	1

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks

France (concluded)
Unibail-Rodamco SE	126,432	$30,718,721

		1,361,778,718

Germany — 2.2%
Allianz SE, Registered Shares	597,617	93,127,493
BASF SE	353,201	31,303,654
Bayerische Motoren Werke AG	485,390	47,509,393
Deutsche Bank AG, Registered Shares	2,674,854	120,671,645
Deutsche Boerse AG	545,276	38,630,000
Deutsche Telekom AG, Registered Shares	8,379,851	101,898,775
Fresenius SE & Co. KGaA	766,327	96,471,053
HeidelbergCement AG	275,844	21,251,170
Kabel Deutschland Holding AG	825,338	92,922,119
Lanxess AG	1,103,495	69,072,026
Linde AG	391,012	75,321,707
Muenchener Rueckversicherungs AG, Registered Shares	179,870	35,717,280
Siemens AG, Registered Shares	1,808,278	198,605,410
Telefonica Deutschland Holding AG	4,197,242	28,748,714
Volkswagen AG, Preference Shares	674,036	159,903,750

		1,211,154,189

Hong Kong — 0.3%
FU JI Food and Catering Services Holdings, Ltd. (b)	2,275,802	686,649
The Link REIT (a)	12,338,183	60,246,040
Sino Biopharmaceutical	16,314,153	11,854,489
Sun Hung Kai Properties Ltd.	4,664,000	62,173,589
Yuanda China Holdings Ltd.	125,287,826	7,987,947

		142,948,714

Indonesia — 0.0%
Telekomunikasi Indonesia Tbk PT	16,041,300	18,557,976

Ireland — 0.2%
Covidien PLC	1,423,504	87,730,551
Eaton Corp. PLC	731,429	50,432,030

		138,162,581

Israel — 0.0%
Check Point Software Technologies Ltd. (a)(b)	138,031	7,772,526

Italy — 0.9%
Eni SpA	5,695,440	125,795,878
Fiat Industrial SpA	15,579,658	191,822,785
Intesa Sanpaolo SpA	36,074,925	68,814,579
Mediaset SpA (b)	10,394,583	45,408,005
Telecom Italia SpA	44,957,694	30,841,346
Telecom Italia SpA, Non-Convertible Savings Shares	4,852,222	2,556,886
UniCredit SpA	11,442,706	62,503,545

		527,743,024

	Shares	Value
Common Stocks

Japan — 7.4%
Aisin Seiki Co. Ltd.	972,790	$38,536,639
Asahi Kasei Corp.	6,389,900	40,411,113
Astellas Pharma, Inc.	1,191,970	63,749,973
Bridgestone Corp.	3,061,600	108,401,420
Canon, Inc.	1,929,099	59,501,430
Daihatsu Motor Co. Ltd.	1,462,930	32,155,769
Daikin Industries Ltd.	947,800	39,377,924
Daito Trust Construction Co. Ltd.	308,800	28,216,339
Denso Corp.	1,445,780	65,626,404
East Japan Railway Co.	1,546,973	124,457,651
FANUC Corp.	172,680	26,145,908
Fuji Heavy Industries Ltd.	9,549,190	235,115,442
Futaba Industrial Co. Ltd. (b)	1,865,750	8,108,088
Hitachi Chemical Co. Ltd.	2,290,600	38,540,636
Hitachi Ltd.	12,173,500	81,552,229
Honda Motor Co. Ltd.	3,071,381	113,767,185
Hoya Corp.	3,336,717	71,911,643
IHI Corp.	13,077,000	55,009,842
Inpex Corp.	15,802	69,091,140
Japan Airlines Co. Ltd.	1,390,000	73,713,493
JGC Corp.	3,137,630	110,593,973
JSR Corp.	1,837,000	33,160,849
Kao Corp.	834,100	26,709,686
KDDI Corp.	1,247,100	69,000,975
Kirin Holdings Co. Ltd.	2,102,710	31,088,806
Kubota Corp.	8,191,510	119,247,231
Kuraray Co. Ltd.	2,896,120	39,499,099
Kyocera Corp.	349,800	35,448,235
Kyowa Hakko Kirin Co. Ltd.	1,596,300	15,910,146
Mazda Motor Corp. (b)	3,953,000	16,470,199
Mitsubishi Corp.	4,691,830	85,480,124
Mitsubishi Electric Corp.	2,422,000	23,486,809
Mitsubishi Heavy Industries Ltd.	4,566,000	24,516,330
Mitsubishi UFJ Financial Group, Inc.	11,590,700	71,897,185
Mitsui & Co. Ltd.	13,856,534	185,603,288
MS&AD Insurance Group Holdings	2,089,262	54,072,770
Murata Manufacturing Co. Ltd.	890,840	61,182,635
Nintendo Co. Ltd.	436,500	55,613,676
Nippon Telegraph & Telephone Corp.	922,550	46,543,070
Nitori Holdings Co. Ltd.	496,550	42,363,519
Nitto Denko Corp.	652,400	36,750,967
NKSJ Holdings, Inc.	1,017,600	25,527,794
NTT DoCoMo, Inc.	13,892	21,158,605
Okumura Corp.	6,647,620	25,749,740
Rakuten, Inc.	4,573,300	61,659,299
Rinnai Corp.	450,375	32,975,142
Rohm Co. Ltd.	931,300	35,903,059
Ryohin Keikaku Co. Ltd.	612,200	53,636,517
Shin-Etsu Chemical Co. Ltd.	1,977,940	123,226,502
Ship Healthcare Holdings, Inc.	416,200	15,362,014
Softbank Corp.	293,200	18,611,272
Sony Financial Holdings, Inc.	3,029,300	49,690,727
Sumitomo Corp.	2,145,500	28,673,069

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2013	2

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks

Japan (concluded)
Sumitomo Electric Industries Ltd.	2,792,200	$37,680,848
Sumitomo Mitsui Financial Group, Inc.	3,265,500	149,188,331
Suntory Beverage & Food, Ltd. (b)	1,498,100	52,787,713
Suzuki Motor Corp.	5,448,808	130,280,549
T&D Holdings, Inc.	1,283,600	16,212,273
Terumo Corp.	549,940	27,806,382
Toda Corp.	8,356,900	23,761,967
Tokio Marine Holdings, Inc.	7,266,721	231,931,440
Tokyo Gas Co. Ltd.	19,434,285	106,827,624
Toyota Industries Corp.	2,753,180	113,016,833
Toyota Motor Corp.	1,608,100	97,853,926
Ube Industries Ltd.	14,169,500	26,862,348
Uni-charm Corp.	380,600	20,261,501
West Japan Railway Co.	585,200	24,710,465
Yamada Denki Co. Ltd.	1,174,090	47,512,466

		4,156,898,246

Kazakhstan — 0.1%
KazMunaiGas Exploration Production JSC - GDR	3,215,777	47,175,449

Luxembourg — 0.1%
RTL Group SA (b)	584,739	52,226,762

Malaysia — 0.4%
Axiata Group Bhd	32,286,553	67,543,071
IHH Healthcare Bhd (b)	82,921,800	102,195,239
Telekom Malaysia Bhd	18,755,434	30,468,908

		200,207,218

Mexico — 0.2%
Fibra Uno Administracion SA de CV (a)	6,724,984	21,465,824
Fomento Economico Mexicano SAB de CV - ADR	279,807	27,837,998
Mexichem SAB de CV (a)	6,177,454	28,907,356
TF Administradora Industrial S de RL de C.V. (a)(c)	17,299,500	36,081,398

		114,292,576

Netherlands — 0.5%
CNH Global NV	198,290	9,317,647
ING Groep NV - CVA (b)	6,800,262	69,409,865
Koninklijke DSM NV	205,608	14,449,938
Unilever NV - NY Shares	380,688	15,231,327
Unilever NV CVA	1,698,316	68,138,881
Ziggo NV	1,819,815	72,429,936

		248,977,594

Norway — 0.1%
Statoil ASA	2,657,589	57,687,309

	Shares	Value
Common Stocks

Peru — 0.0%
Southern Copper Corp.	858,060	$22,369,624

Philippines — 0.0%
Philippine Long Distance Telephone Co. - ADR	357,398	25,189,411

Portugal — 0.0%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	4,605,139	26,956,361

Russia — 0.2%
Federal Hydrogenerating Co. - ADR (b)	14,395,150	24,183,852
Novorossiysk Commercial Sea Port - GDR	2,996,871	20,153,958
Sberbank	19,379,791	55,685,930

		100,023,740

Singapore — 0.5%
CapitaLand Ltd. (a)(e)	19,941,300	50,586,976
Keppel Corp. Ltd.	8,067,830	65,670,898
Oversea-Chinese Banking Corp.	7,266,120	60,324,382
Raffles Medical Group Ltd.	8,309,500	21,029,623
Singapore Press Holdings Ltd. (a)	4,985,860	17,210,140
Singapore Telecommunications Ltd. (a)	23,247,610	71,787,160

		286,609,179

South Africa — 0.1%
Life Healthcare Group Holdings Ltd.	8,584,137	31,279,818
MTN Group Ltd.	809,611	15,157,229

		46,437,047

South Korea — 0.8%
Cheil Industries, Inc.	286,667	22,668,807
Hyundai Motor Co.	326,017	67,411,662
KT Corp. - ADR	1,000,554	16,028,875
Samsung Electronics Co. Ltd.	288,979	329,296,327

		435,405,671

Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA	4,171,288	39,556,277
Banco Santander SA	7,761,540	56,782,699
Banco Santander SA (b)	7,761,540	1,703,718
Telefonica SA (b)	4,037,959	57,711,208
Telefonica SA - ADR (b)	952,634	13,517,876

		169,271,778

Sweden — 0.2%
Boliden AB	1,763,088	24,895,294
Svenska Handelsbanken AB, Class A	1,881,372	85,350,615

		110,245,909

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2013	3

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks

Switzerland — 1.6%
Credit Suisse Group AG	1,624,667	$47,722,608
Nestle SA, Registered Shares	2,492,646	168,708,759
Novartis AG, Registered Shares	1,647,833	118,457,381
Roche Holding AG	1,202,789	295,993,115
Swisscom AG, Registered Shares	84,064	37,580,101
Syngenta AG, Registered Shares	320,421	126,698,300
TE Connectivity Ltd.	229,942	11,736,240
UBS AG, Registered Shares	2,762,525	54,396,933
Zurich Insurance Group AG	146,226	39,388,638

		900,682,075

Taiwan — 0.3%
Cheng Shin Rubber Industry Co. Ltd.	10,086,672	33,370,253
Chunghwa Telecom Co. Ltd.	4,899,973	15,664,912
Chunghwa Telecom Co. Ltd. - ADR (a)	1,280,615	41,069,323
Far EasTone Telecommunications Co. Ltd.	12,582,099	32,013,080
Yulon Motor Co. Ltd.	13,669,000	22,055,654

		144,173,222

Thailand — 0.1%
Bangkok Dusit Medical Services PCL	7,849,000	36,737,332
PTT Global Chemical PCL	18,110,876	38,189,068

		74,926,400

United Arab Emirates — 0.0%
NMC Health PLC (a)	4,910,508	22,148,882

United Kingdom — 3.7%
Al Noor Hospitals Group PLC (b)	2,879,300	30,660,953
Amlin PLC	2,417,366	14,802,707
Antofagasta PLC	4,304,238	57,739,847
AstraZeneca PLC	2,385,316	120,996,904
BG Group PLC	8,397,993	151,433,973
BHP Billiton PLC	6,003,201	171,838,348
BP PLC	5,340,772	36,898,469
BP PLC - ADR	1,474,696	61,111,402
BT Group PLC	20,351,635	105,303,056
Delta Topco Ltd.	78,481,957	47,183,353
Diageo PLC - ADR	682,430	85,528,952
Genel Energy PLC (b)	3,039,357	44,367,855
GlaxoSmithKline PLC	3,228,888	82,606,673
GlaxoSmithKline PLC - ADR	170,014	8,663,914
Glencore Xstrata PLC	3,443,273	14,541,456
Guinness Peat Group PLC (b)	33,948,723	14,782,439
HSBC Holdings PLC	18,542,243	210,518,492
Invensys PLC	5,715,807	43,302,937
Lloyds Banking Group PLC (b)	66,441,411	69,176,575
Manchester United PLC Class A (a)(b)	1,754,236	29,085,233
National Grid PLC	8,969,865	107,201,809
Pearson PLC	1,076,248	22,096,166
Polyus Gold International Ltd.	8,149,712	24,721,192
	Shares	Value
Common Stocks

United Kingdom (concluded)
Rio Tinto PLC	2,603,571	$117,161,432
SABMiller PLC	217,126	10,642,588
Scottish & Southern Energy PLC	3,434,339	82,216,504
Shire PLC	2,524,194	92,086,364
Unilever PLC	673,959	27,368,440
Unilever PLC - ADR	425,686	17,295,622
Vodafone Group PLC	16,869,255	50,524,670
Vodafone Group PLC - ADR	2,562,246	76,739,268
WPP PLC	1,149,513	20,753,414

		2,049,351,007

United States — 32.3%
3M Co.	773,987	90,889,293
Abbott Laboratories	1,591,081	58,281,297
AbbVie, Inc. (f)	2,553,740	116,144,095
Accenture PLC, Class A	123,202	9,093,540
ACE Ltd.	1,775,892	162,281,011
Activision Blizzard, Inc.	4,480,444	80,558,383
Adobe Systems, Inc. (b)	277,173	13,104,739
The AES Corp. (f)	4,249,348	52,861,889
Aetna, Inc.	1,572,470	100,905,400
Agilent Technologies, Inc.	1,985,955	88,831,767
Alexion Pharmaceuticals, Inc. (b)	258,726	30,071,723
Allergan, Inc.	654,635	59,650,341
Alliance Data Systems Corp. (a)(b)	72,083	14,256,576
Amazon.com, Inc. (b)	290,115	87,388,440
Amdocs Ltd.	255,151	9,815,659
American Capital Agency Corp.	1,996,878	44,989,661
American Electric Power Co., Inc.	1,512,532	70,105,858
American Express Co.	1,844,434	136,063,896
American International Group, Inc. (b)	1,082,990	49,286,875
American Tower Corp.	1,143,445	80,944,472
American Water Works Co., Inc.	1,385,672	59,140,481
Ameriprise Financial, Inc.	109,316	9,729,124
AmerisourceBergen Corp.	611,446	35,628,958
Amgen, Inc.	843,608	91,354,310
Anadarko Petroleum Corp.	2,029,874	179,684,446
Apache Corp.	577,884	46,375,191
Apple, Inc. (d)	10,917	4,939,943
Arch Capital Group Ltd. (a)(b)	470,434	25,474,001
ARIAD Pharmaceuticals, Inc. (a)(b)	216,101	4,015,157
Avery Dennison Corp.	675,647	30,221,690
Axis Capital Holdings Ltd. (a)	205,216	8,939,209
Bank of America Corp.	17,657,725	257,802,785
The Bank of New York Mellon Corp.	1,876,204	59,006,616
BB&T Corp.	1,760,565	62,834,565
Berkshire Hathaway, Inc., Class B (b)	399,357	46,273,496
Biogen Idec, Inc. (b)	344,248	75,090,816
BorgWarner, Inc. (b)	449,289	42,875,649
Bristol-Myers Squibb Co.	1,798,921	77,785,344
CA, Inc.	282,072	8,388,821
Calpine Corp. (b)	3,797,053	75,979,031
Capital One Financial Corp.	1,329,526	91,763,885

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2013	4

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks

United States (continued)
Cardinal Health, Inc.	2,406,436	$120,538,379
Carnival Corp. (d)	861,063	31,885,163
Celgene Corp. (b)	859,066	126,162,433
CenterPoint Energy, Inc.	711,700	17,664,394
CF Industries Holdings, Inc.	43,385	8,503,894
Charter Communications, Inc., Class A (b)	664,625	83,569,948
Chevron Corp.	1,448,544	182,357,204
The Chubb Corp.	817,947	70,752,416
Cisco Systems, Inc.	2,928,363	74,819,675
Citigroup, Inc.	3,354,851	174,921,931
Citrix Systems, Inc. (b)	1,226,637	88,342,397
CMS Energy Corp.	1,679,481	47,008,673
CNA Financial Corp.	267,214	9,488,769
Coach, Inc.	1,323,763	70,331,528
Cobalt International Energy, Inc. (b)	1,480,308	42,706,886
The Coca-Cola Co.	5,511,659	220,907,293
Colgate-Palmolive Co.	1,891,163	113,223,929
Comcast Corp., Class A	5,722,412	257,966,333
Computer Sciences Corp.	232,927	11,101,301
Constellation Brands, Inc., Class A (b)	256,324	13,351,917
Corning, Inc. (d)	8,148,711	123,778,920
Crown Castle International Corp. (b)	688,710	48,381,878
Crown Holdings, Inc. (b)	1,318,302	57,781,177
Cubist Pharmaceuticals, Inc. (b)	618,125	38,527,731
Cummins, Inc.	339,306	41,120,494
CVS Caremark Corp.	1,746,627	107,400,094
Danaher Corp.	909,689	61,258,457
DaVita HealthCare Partners, Inc. (a)(b)	444,764	51,774,977
Delphi Automotive PLC	536,223	28,805,900
Devon Energy Corp.	1,068,082	58,755,191
Diamond Offshore Drilling, Inc.	116,015	7,824,052
Discover Financial Services	2,032,193	100,613,875
DISH Network Corp., Class A	255,200	11,394,680
Dominion Resources, Inc.	1,808,818	107,280,996
Dr. Pepper Snapple Group, Inc.	398,145	18,609,297
Dresser-Rand Group, Inc. (a)(b)(d)	897,836	54,651,277
Duke Energy Corp.	985,726	69,986,546
Eastman Chemical Co.	144,565	11,627,363
eBay, Inc. (b)	1,094,893	56,595,019
Electronic Arts, Inc. (b)	4,511,467	117,839,518
EMC Corp.	7,509,354	196,369,607
Energizer Holdings, Inc.	86,175	8,772,615
EOG Resources, Inc.	488,051	71,006,540
Equity Residential (a)	1,399,474	78,370,544
Expedia, Inc.	158,529	7,471,472
Express Scripts Holding Co. (b)	729,290	47,804,960
Facebook, Inc. (b)	1,202,827	44,300,118
FedEx Corp.	580,229	61,504,274
Fidelity National Financial, Inc., Class A	1,057,671	25,891,786
Fidelity National Information Services, Inc.	249,518	10,769,197
	Shares	Value
Common Stocks

United States (continued)
FMC Corp.	1,824,533	$120,711,103
Ford Motor Co.	8,516,458	143,757,811
Freeport-McMoRan Copper & Gold, Inc.	3,366,844	95,214,348
Freescale Semiconductor Ltd. (a)(b)(d)	6,604,167	103,685,422
Fusion-io, Inc. (a)(b)(c)	4,989,033	71,941,856
General Dynamics Corp.	111,989	9,557,141
General Electric Co.	13,627,057	332,091,379
General Mills, Inc.	1,570,054	81,642,808
General Motors Co. (a)(b)	3,746,790	134,397,357
Gilead Sciences, Inc. (b)	2,076,465	127,598,774
The Goldman Sachs Group, Inc.	661,944	108,578,674
Google, Inc., Class A (b)	408,559	362,636,968
Halliburton Co.	1,476,268	66,712,551
HCA Holdings, Inc.	2,633,834	102,719,526
HealthSouth Corp. (b)	1,164,547	37,917,650
Helmerich & Payne, Inc.	140,070	8,852,424
Hillshire Brands Co.	1,726,951	60,805,945
Humana, Inc. (d)	1,792,196	163,555,807
International Game Technology	1,801,024	33,264,913
International Paper Co.	220,151	10,635,495
Intuit, Inc.	126,895	8,111,128
Intuitive Surgical, Inc. (a)(b)	54,136	21,004,768
Johnson & Johnson	1,850,775	173,047,463
Johnson Controls, Inc.	956,572	38,463,760
JPMorgan Chase & Co.	6,236,350	347,551,785
KBR, Inc.	870,692	27,235,246
Kimberly-Clark Corp.	696,027	68,767,468
KLA-Tencor Corp.	139,021	8,150,801
Kraft Foods Group, Inc.	278,636	15,765,225
The Kroger Co.	263,038	10,329,502
L-3 Communications Holdings, Inc.	110,772	10,318,412
Leap Wireless International, Inc. (b)	1,190,092	19,850,735
Lear Corp.	169,867	11,766,687
Liberty Media Corp. (b)	650,817	93,541,927
Life Technologies Corp. (b)	449,068	33,500,473
Lincoln National Corp.	336,845	14,036,331
M&T Bank Corp.	350,812	40,995,890
Macy's, Inc.	182,292	8,811,995
Marathon Oil Corp.	7,022,460	255,336,646
Marathon Petroleum Corp.	3,476,912	254,961,957
MasterCard, Inc., Class A	479,628	292,865,653
Mattel, Inc.	1,310,021	55,060,183
McDonald's Corp.	1,526,043	149,674,297
McKesson Corp.	828,146	101,580,388
Mead Johnson Nutrition Co.	1,373,710	100,061,036
Medtronic, Inc.	1,390,662	76,820,169
MetLife, Inc.	1,162,174	56,272,465
Mettler-Toledo International, Inc. (a)(b)	171,743	37,886,506
Microsoft Corp. (f)	7,489,430	238,388,557
Mondelez International, Inc., Class A	3,875,776	121,195,516

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2013	5

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks

United States (continued)
Monsanto Co.	907,572	$89,649,962
Morgan Stanley	1,480,591	40,286,881
Motorola Solutions, Inc.	159,905	8,767,591
Murphy Oil Corp.	131,050	8,874,706
National Oilwell Varco, Inc.	2,565,197	179,999,873
Newmont Mining Corp.	2,282,627	68,478,810
NextEra Energy, Inc.	1,856,029	160,750,672
Northern Trust Corp.	666,062	38,991,269
Northrop Grumman Corp.	121,453	11,180,963
Occidental Petroleum Corp.	1,700,113	151,395,063
Onyx Pharmaceuticals, Inc. (b)	341,272	44,809,014
Oracle Corp.	10,073,830	325,888,401
PACCAR, Inc.	933,784	52,544,026
Parker Hannifin Corp.	89,503	9,243,870
PepsiCo, Inc.	2,299,089	192,065,895
PerkinElmer, Inc.	1,133,530	38,642,038
Perrigo Co.	378,551	47,087,959
Pfizer, Inc.	12,604,651	368,433,949
Philip Morris International, Inc.	105,394	9,399,037
Phillips 66	1,714,352	105,432,648
Platinum Underwriters Holdings Ltd.	308,991	17,949,287
PPG Industries, Inc.	83,306	13,365,615
PPL Corp.	3,226,487	102,505,492
Praxair, Inc.	270,168	32,466,089
Precision Castparts Corp.	462,335	102,508,916
The Procter & Gamble Co.	2,855,544	229,300,183
The Progressive Corp.	2,177,669	56,641,171
Prudential Financial, Inc.	632,332	49,935,258
PulteGroup, Inc. (b)(d)	2,636,129	43,838,825
QEP Resources, Inc.	2,225,723	67,862,294
QUALCOMM, Inc.	4,075,338	263,063,068
Raytheon Co.	152,089	10,926,074
Red Hat, Inc. (b)	981,575	50,816,138
Reinsurance Group of America, Inc.	105,454	7,180,363
RenaissanceRe Holdings Ltd.	382,904	33,301,161
Rockwell Automation, Inc.	1,316,955	127,547,092
Ross Stores, Inc.	111,760	7,540,447
Schlumberger Ltd.	2,774,435	225,644,799
Sealed Air Corp.	1,272,864	34,672,815
Sempra Energy	419,276	36,741,156
Simon Property Group, Inc.	434,336	69,519,820
SM Energy Co. (d)	995,546	68,423,877
The St. Joe Co. (b)(c)	9,138,361	207,258,027
State Street Corp.	1,435,553	100,014,978
Stryker Corp.	125,264	8,826,101
Symantec Corp.	322,032	8,591,814
T-Mobile US, Inc.	559,921	13,499,695
Tenet Healthcare Corp. (a)(b)	1,009,711	45,083,596
Thermo Fisher Scientific, Inc.	887,989	80,904,678
TIBCO Software, Inc. (b)	3,550,263	88,543,559
Tiffany & Co.	416,768	33,137,224
Time Warner Cable, Inc.	479,556	54,702,953
Torchmark Corp.	137,237	9,754,806
	Shares	Value
Common Stocks

United States (concluded)
The Travelers Cos., Inc.	1,306,664	$109,171,777
TRW Automotive Holdings Corp. (b)	457,066	33,507,508
Twitter, Inc.	3,086,747	56,796,145
Union Pacific Corp.	1,190,588	188,815,351
United Continental Holdings, Inc. (b)	3,954,866	137,827,080
United Parcel Service, Inc., Class B	916,374	79,541,263
United Technologies Corp. (f)	2,298,351	242,636,915
UnitedHealth Group, Inc.	1,622,067	118,167,581
Universal Health Services, Inc., Class B	2,197,195	153,693,790
Unum Group	316,770	10,022,603
US Bancorp	3,081,704	115,009,193
Valero Energy Corp.	284,637	10,181,465
Verizon Communications, Inc.	3,943,422	195,120,521
Visa, Inc., Class A	1,873,786	331,678,860
VMware, Inc., Class A (a)(b)	844,526	69,411,592
Wal-Mart Stores, Inc.	2,572,231	200,479,684
Waters Corp. (b)	620,270	62,610,054
WellPoint, Inc.	605,371	51,795,543
Wells Fargo & Co.	8,059,408	350,584,248
Western Digital Corp.	198,284	12,765,524
Whiting Petroleum Corp. (b)(d)	1,370,251	70,526,819
Williams-Sonoma, Inc. (d)	587,047	34,553,586
Wyndham Worldwide Corp.	131,021	8,162,608
XL Group PLC	3,139,174	98,413,105

		18,003,795,185

Total Common Stocks – 59.2%		33,088,032,027

	Par (000)
Fixed Income Securities

Corporate Bonds

Argentina — 0.0%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (g)	$6,511	$3,190,390

Australia — 0.1%
FMG Resources August 2006 Property Ltd., 6.00%, 4/01/17 (g)	21,061	21,061,000
TFS Corp. Ltd., 11.00%, 7/15/18 (g)	57,480	54,606,000

		75,667,000

Brazil — 0.5%
Banco Bradesco SA/Cayman Islands, 4.50%, 1/12/17 (g)	34,794	36,359,730
Hypermarcas SA, 6.50%, 4/20/21 (g)	19,733	19,757,666

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2013	6

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Brazil (concluded)
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21 (g)	USD	21,186	$21,292,168
Odebrecht Finance Ltd., 5.13%, 6/26/22 (g)		16,571	16,156,725
Odebrecht Offshore Drilling Finance, Ltd., 6.75%, 10/01/22 (g)(h)		43,728	43,640,544
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (g)		129,022	25,804,400
Petrobras Global Finance BV:
2.00%, 5/20/16		18,438	18,241,912
2.41%, 1/15/19 (i)		88,826	87,271,545

			268,524,690

Canada — 0.0%
Viterra, Inc., 5.95%, 8/01/20 (g)		15,070	15,686,393

Chile — 0.2%
Banco Del Estado De Chile/New York, 2.03%, 4/02/15		39,112	39,881,881
Banco Santander Chile, 2.15%, 6/07/18 (g)(i)		44,904	45,128,520
Inversiones Alsacia SA, 8.00%, 8/18/18 (g)		33,208	27,230,198

			112,240,599

China — 0.0%
Celestial Nutrifoods Ltd.,0.00%, 6/12/11 (b)(j)	SGD	88,600	697,171
China Milk Products Group Ltd.,0.00%, 1/05/12 (b)(j)	USD	39,500	3,950,000

			4,647,171

Colombia — 0.0%
Colombia Telecomunicaciones SA ESP, 5.38%, 9/27/22 (g)		16,361	15,379,340

France — 0.0%
Numericable Finance & Co. SCA, 12.38%, 2/15/19 (g)	EUR	5,465	8,615,379

Germany — 0.0%
Unitymedia Hessen GmbH & Co. KG, 5.50%, 1/15/23 (g)	USD	14,734	14,328,815

Hong Kong — 0.2%
Hutchison Whampoa International Ltd., 3.50%, 1/13/17 (g)		32,229	33,380,026
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 2/14/22		24,392	24,482,055
Wharf Finance 2014 Ltd., 2.30%, 6/07/14 (e)	HKD	246,000	32,432,694

			90,294,775

India — 0.2%
ICICI Bank Ltd - Dubai, 4.70%, 2/21/18 (g)	USD	16,619	16,979,051
REI Agro Ltd. (e):
5.50%, 11/13/14 (g)		46,516	32,561,200
5.50%, 11/13/14		8,271	5,789,700
		Par (000)	Value
Corporate Bonds

India (concluded)
Suzlon Energy, Ltd. (b)(j):
0.00, 10/11/12	USD	29,880	$19,422,000
125.41%, 7/25/14 (e)(k)		39,369	23,621,400

			98,373,351

Indonesia — 0.0%
Bumi Investment Property Ltd., 10.75%, 10/06/17 (g)		21,164	12,698,400

Ireland — 0.1%
Nara Cable Funding Ltd. (g):
8.88%, 12/01/18	EUR	29,373	40,785,956
8.88%, 12/01/18	USD	13,553	14,027,355
8.88%, 12/01/18		6,451	6,773,550
Ono Finance II PLC, 10.88%, 7/15/19 (g)		5,695	5,922,800

			67,509,661

Italy — 0.1%
Intesa Sanpaolo SpA, 3.13%, 1/15/16		47,800	47,387,821

Luxembourg — 0.2%
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (g)	EUR	9,924	14,770,175
Intelsat Jackson Holdings SA, 7.50%, 4/01/21	USD	40,834	44,458,018
Matterhorn Mobile SA, 6.75%, 5/15/19 (g)	CHF	5,000	5,645,902
Sberbank of Russia Via SB Capital SA, 5.13%, 10/29/22 (g)	USD	32,105	30,218,831
TNK-BP Finance SA:
7.50%, 7/18/16 (g)		13,825	15,414,875
6.63%, 3/20/17 (g)		14,598	16,002,328
Series 2 7.50%, 7/18/16		4,413	4,920,495

			131,430,624

Mexico — 0.1%
Banco Santander Mexico SA, 4.13%, 11/09/22 (g)		26,095	24,235,731

Netherlands — 0.6%
Bio City Development Co. BV, 8.00%, 7/06/18 (e)(g)		140,850	140,673,938
Rabobank Nederland:
3.38%, 1/19/17		45,744	48,318,472
3.95%, 11/09/22		16,959	16,291,172
Volkswagen International Finance NV, 5.50%, 11/09/15 (e)(g)	EUR	69,300	104,731,522
Ziggo BV, 3.63%, 3/27/20		12,571	16,535,684

			326,550,788

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2013	7

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Singapore — 0.5%
CapitaLand Ltd. (e):
2.10%, 11/15/16	SGD	65,500	$51,540,308
3.13%, 3/05/18		54,750	46,527,914
2.95%, 6/20/22		129,750	101,203,673
Olam International Ltd., 6.00%, 10/15/16 (e)	USD	47,800	46,318,200

			245,590,095

South Korea — 0.1%
Export-Import Bank of Korea, 1.25%, 11/20/15		21,721	21,662,809
Zeus Cayman, 77.93%, 8/19/13 (e)(k)	JPY	3,812,000	37,960,372
Zeus Cayman II, 0.00%, 8/18/16 (e)(k)		756,000	11,062,803

			70,685,984

Sweden — 0.1%
Nordea Bank AB, 3.13%, 3/20/17 (g)	USD	30,465	31,688,474

Switzerland — 0.0%
UBS AG/Stamford CT, 5.88%, 12/20/17		14,776	17,074,658

United Arab Emirates — 0.5%
Dana Gas Sukuk, Ltd. (g):
7.00%, 10/31/17 (e)		108,690	104,613,826
9.00%, 10/31/17		108,381	106,755,423
Pyrus Ltd., 7.50%, 12/20/15 (e)(g)		45,800	62,814,700

			274,183,949

United Kingdom — 0.5%
BAT International Finance PLC, 2.13%, 6/07/17 (g)		30,596	30,969,271
British Telecommunications PLC, 1.40%, 12/20/13 (i)		12,768	12,813,314
Delta Topco Ltd., 10.00%, 11/24/60		64,890	65,832,617
Essar Energy PLC, 4.25%, 2/01/16		41,100	34,318,500
Lloyds TSB Bank PLC, 13.00% (i)(l)	GBP	56,809	127,902,652

			271,836,354

United States — 2.6%
Ally Financial, Inc.:
4.50%, 2/11/14	USD	22,502	22,772,024
3.50%, 7/18/16		31,595	31,831,994
Anheuser-Busch InBev Worldwide, Inc., 1.38%, 7/15/17		23,130	22,939,455
Apple, Inc., 1.00%, 5/03/18		72,246	69,496,606
Bank of America Corp.:
2.00%, 1/11/18		43,853	42,899,592
1.34%, 3/22/18 (i)		23,466	23,413,882
Brookdale Senior Living, Inc., 2.75%, 6/15/18 (e)		6,507	8,032,078
		Par (000)	Value
Corporate Bonds

United States (continued)
Building Materials Corp. of America, 6.88%, 8/15/18 (g)	USD	10,529	$11,213,385
Cablevision Systems Corp., 5.88%, 9/15/22		19,660	19,561,700
CIT Group, Inc., 4.75%, 2/15/15 (g)		34,750	35,879,375
Citigroup, Inc., 5.95% (i)(l)		23,134	22,439,980
Cobalt International Energy, Inc., 2.63%, 12/01/19 (e)		63,537	71,121,729
CONSOL Energy, Inc., 8.00%, 4/01/17		47,940	51,116,025
Cricket Communications, Inc., 7.75%, 10/15/20		24,210	27,538,875
Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		5,770	5,481,500
Cubist Pharmaceuticals, Inc., 2.50%, 11/01/17 (e)		19,112	42,094,180
Daimler Finance NA LLC (g):
0.87%, 1/09/15 (i)		46,465	46,617,870
1.30%, 7/31/15		9,211	9,252,717
DaVita HealthCare Partners, Inc., 6.38%, 11/01/18		9,320	9,879,200
Ford Motor Credit Co. LLC:
1.53%, 5/09/16 (i)		2,640	2,645,710
2.38%, 1/16/18		31,903	31,350,982
Forest City Enterprises, Inc., 4.25%, 8/15/18 (e)		32,185	34,719,569
General Electric Capital Corp., 5.55%, 5/04/20		31,841	36,072,605
Gilead Sciences, Inc., Series D, 1.63%, 5/01/16 (e)		55,237	149,381,562
Hologic, Inc., 2.00%, 12/15/37 (e)(m)		57,000	67,081,875
HSBC USA, Inc., 1.63%, 1/16/18		32,016	31,291,638
Hughes Satellite Systems Corp., 7.63%, 6/15/21		9,375	10,148,437
Hyundai Capital America (g):
1.63%, 10/02/15		12,309	12,294,906
2.13%, 10/02/17		19,637	19,164,161
JPMorgan Chase & Co., 5.15% (i)(l)		58,870	54,601,925
Morgan Stanley, 7.30%, 5/13/19		19,004	22,527,722
Mylan, Inc., 3.75%, 9/15/15 (e)		38,129	97,300,442
NBCUniversal Enterprise, Inc., 5.25% (g)(l)		29,211	28,739,973
Phibro Animal Health Corp., 9.25%, 7/01/18 (g)		4,531	4,848,170
Reliance Holdings USA, Inc. (g):
4.50%, 10/19/20		23,331	22,847,162
5.40%, 2/14/22		9,888	10,268,599
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23 (g)		22,324	21,765,900
Salesforce.com, Inc., 0.25%, 4/01/18 (e)(g)		62,888	62,573,560
SunGard Data Systems, Inc., 7.38%, 11/15/18		27,783	29,449,980
Take-Two Interactive Software, Inc. (e):
4.38%, 6/01/14		12,287	19,390,422
1.75%, 12/01/16		48,589	57,000,971

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2013	8

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

United States (concluded)
Texas Industries, Inc., 9.25%, 8/15/20	USD	19,423	$21,146,791

			1,420,195,229

Total Corporate Bonds – 6.6%			3,648,015,671

Floating Rate Loan Interests (i)

Canada — 0.1%
Essar Steel Algoma, Inc., ABL Term Loan, 8.75%, 9/19/14		18,548	18,835,611
Valeant Pharmaceuticals International, Inc., Term Loan E, 4.50%, 6/24/20		42,042	42,587,285

			61,422,896

Chile — 0.1%
GNL Quintero SA, Term Loan, 1.27%, 6/20/23		37,775	32,297,297

Netherlands — 0.1%
Constellium Holding Co. BV:
Term Loan B, 6.00%, 3/25/20		15,474	15,899,041
EUR Term Loan, 6.50%, 3/25/20	EUR	15,474	20,946,244

			36,845,285

Norway — 0.1%
Drillships Financing Holding Inc.:
Term Loan B2, 5.50%, 7/15/16	USD	15,348	15,463,466
Term Loan B1, 6.00%, 3/31/21		30,697	31,042,046

			46,505,512

United Kingdom — 0.2%
Delta Debtco Ltd., Term Loan, 9.25%, 10/30/19		95,056	98,977,060

United States — 0.2%
Cricket Communications, Inc., Term Loan C, 4.75%, 3/09/20		38,612	38,911,243
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		49,289	49,165,461
Univision Communications, Inc., Refi Term Loan C2, 4.50%, 3/02/20		61,686	61,917,721

			149,994,425

Total Floating Rate Loan Interests – 0.8%			426,042,475

Foreign Agency Obligations

Australia Government Bond, Series 129, 5.50%, 12/15/13	AUD	139,655	126,983,740
		Par (000)	Value
Foreign Agency Obligations

Australia Government Bond, Series 133, 5.50%, 4/21/23	AUD	315,852	$324,544,273
Brazil Notas do Tesouro Nacional:
Series B 6.00%, 8/15/22	BRL	399	438,775,377
Series B 6.00%, 8/15/24		76	83,287,652
Bundesrepublik Deutschland:
Series 09, 3.50%, 7/04/19	EUR	284,685	436,202,701
Series 2007, 4.25%, 7/04/17		362,375	553,193,484
Canadian Government Bond:
4.00%, 6/01/16	CAD	55,082	57,589,676
1.50%, 3/01/17		93,594	91,061,650
3.50%, 6/01/20		68,737	72,546,279
Hong Kong Government Bond:
1.67%, 3/24/14	HKD	196,000	25,506,763
3.51%, 12/08/14		473,550	63,710,720
1.69%, 12/22/14		256,600	33,719,032
0.27%, 12/18/17		240,650	29,983,477
0.53%, 3/19/18		476,100	59,690,832
3.56%, 6/25/18		144,300	20,657,194
Malaysia Government Bond, Series 2/04, 5.09%, 4/30/14	MYR	308,482	96,611,446
Netherlands Government Bond, 1.00%, 2/24/17 (g)	USD	61,103	60,968,573
Queensland Treasury Corp.:
Series 17, 6.00%, 9/14/17	AUD	223,548	222,585,114
Series 21, 6.00%, 6/14/21		97,548	99,027,880
United Kingdom Gilt, 4.75%, 3/07/20	GBP	350,525	635,590,319
Vnesheconombank Via VEB Finance PLC, 6.03%, 7/05/22 (g)	USD	16,650	17,482,500

Total Foreign Agency Obligations – 6.4%			3,549,718,682

Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities — 0.1%
Banc of America Large Loan, Inc., Series 2010, Class HLTN, 2.49%, 11/15/15 (g)(i)		66,126	66,445,307

US Treasury Obligations

US Treasury Notes:
2.25%, 3/31/16 (n)		408,889	427,928,004
0.63%, 9/30/17		249,967	244,987,157
1.00%, 5/31/18 (f)		477,164	469,559,354
1.38%, 9/30/18		262,318	261,334,507
3.50%, 5/15/20		816,899	900,120,916

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2013	9

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)
		Par (000)	Value
US Treasury Obligations

US Treasury Notes (concluded):
2.63%, 8/15/20	USD	429,153	$446,989,145
2.00%, 11/15/21		77,568	75,707,609
1.75%, 5/15/22		92,941	87,937,793
1.63%, 11/15/22		128,823	119,241,604
1.75%, 5/15/23		158,627	147,126,728

Total US Treasury Obligations – 5.7%			3,180,932,817
Total Fixed Income Securities – 19.6%			10,871,154,952

		Shares
Investment Companies

United States — 1.4%
ETFS Gold Trust (b)(c)		1,341,690	174,942,959
ETFS Palladium Trust (b)(c)		457,957	32,606,538
ETFS Platinum Trust (b)(c)		370,796	52,093,130
Market Vectors Gold Miners ETF		4,980,007	134,260,989
iShares Gold Trust (b)(o)		11,836,612	152,218,830
SPDR Gold Shares (b)		1,827,182	233,806,209

Total Investment Companies – 1.4%			779,928,655

Preferred Securities

Capital Trusts		Par (000)

Germany — 0.0%
Deutsche Bank Capital Funding Trust VII, 5.63% (g)(i)(l)	USD	7,793	7,754,035

Switzerland — 0.1%
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (i)		32,194	34,125,640

United States — 0.1%
General Electric Capital Corp., 6.25% (i)(l)		46,000	47,840,000

		Par (000)	Value
Preferred Securities

Capital Trusts (concluded)

United States (concluded)
USB Capital IX, 3.50% (i)(l)	USD	44,054	$38,767,520

			86,607,520

Total Capital Trusts – 0.2%			128,487,195

		Shares
Preferred Stocks

United Kingdom — 0.2%
HSBC Holdings PLC, 8.00%		1,321,589	35,986,868
Royal Bank of Scotland Group PLC:
6.40%		823,350	16,343,498
6.75%		458,325	9,569,826
7.25%		1,263,140	28,496,438

			90,396,630

United States — 0.7%
Cliffs Natural Resources, Inc., 7.00% (e)		1,184,967	22,395,876
Fannie Mae, Series S, 8.25% (a)(i)		3,815,744	19,231,350
General Motors Co., 4.75% (e)		1,223,793	61,116,222
Health Care REIT, Inc., 6.50% (e)		679,162	40,776,887
NextEra Energy, Inc., 5.60% (e)		845,206	49,816,442
PPL Corp., 8.75% (e)		623,773	33,983,153
Twitter, Inc. (b):
Class A, Junior		35,555	654,212
Series D		3,225,425	59,347,820
United Technologies Corp., 7.50% (e)		446,211	28,615,511
US Bancorp (i):
Series F, 6.50%		1,236,823	33,320,012
Series G, 6.00%		656,846	17,504,946
Wells Fargo & Co., Series L, 7.50% (e)		22,785	26,498,955

			393,261,386

Total Preferred Stocks – 0.9%			483,658,016

Trust Preferreds

United States — 0.3%
Citigroup Capital XIII, 7.88%, 10/30/40		2,149,865	58,063,151
Continental Airlines Finance Trust II, 6.00%, 11/15/30 (e)		104,150	4,895,050
GMAC Capital Trust I, 8.13%, 2/15/40 (e)(i)		2,643,601	69,053,979
Omnicare Capital, 4.00%, 6/15/33 (e)		457,329	29,595,243

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2013	10

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)
	Shares	Value
Preferred Securities

Trust Preferreds (concluded)

United States (concluded)
RBS Capital Funding Trust VII, 6.08% (e)(l)	1,113,123	$21,943,365

Total Trust Preferreds – 0.3%		183,550,788

Total Preferred Securities – 1.4%		795,695,999

Warrants (p)

Australia — 0.0%
TFS Corp., Ltd. (Issued/exercisable 8/01/11, 1 share for 1 warrant, Expires 7/15/18, Strike Price AUD 1.28)	21,267,513	2,907,482

Canada — 0.0%
Kinross Gold Corp. (Issued/exercisable 09/08/08, 1 share for 1 warrant, Expires 9/03/13, Strike Price CAD 32.00) (a)(b)	554,908	2,701
Total Warrants – 0.0%		2,910,183

Total Long-Term Investments (Cost – $37,130,527,154) – 81.6%			45,537,721,816

Short-Term Securities
		Par (000)
Foreign Agency Obligations (q)
Japan Treasury Discount Bill:
0.11%, 9/10/13	JPY	16,180,000	165,246,166
0.10%, 9/17/13		10,800,000	110,292,917
0.09%, 11/11/13		12,760,000	130,290,795
0.09%, 12/20/13		5,700,000	58,197,635
Mexico Cetes:
4.17%, 8/22/13	MXN	64,635	50,487,490
8.76%, 9/05/13		83,987	65,502,407
4.64%, 9/19/13		174,584	135,950,695
3.92%, 10/03/13		2,196,284	170,772,892
4.03%, 12/26/13		629,115	48,467,373
Turkey Government Bond, 7.25%, 9/11/13	TRY	51,608	26,487,725
Total Foreign Agency Obligations – 1.7%			961,696,095

		Shares	Value
Money Market Funds
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (o)(r)		9,581,301	$9,581,301
		Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series, 0.18% (o)(r)(s)		488,096	488,096,048
Total Money Market Funds – 0.9%			497,677,349

Time Deposits		Par (000)
Canada — 0.0%
JPMorgan Chase & Co., 0.26%, 8/01/13	CAD	1,530	1,490,035
Europe — 0.0%
Citibank NA, 0.01%, 8/01/13	EUR	7,165	9,531,991
Hong Kong — 0.0%
JPMorgan Chase & Co., 0.01%, 8/01/13	HKD	8,844	1,140,286
Japan — 0.0%
Citibank NA, 0.01%, 8/01/13	JPY	708,465	7,235,880
United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.07%, 8/01/13	GBP	3,693	5,617,602
Total Time Deposits – 0.0%			25,015,794

US Treasury Obligations (q)
US Treasury Bills:
0.04% - 0.05%, 8/01/13		632,020	632,020,100
0.03% - 0.05%, 8/08/13		1,014	1,014,574,333
0.02% - 0.05%, 8/15/13(f)		919,038	919,024,614
0.03% - 0.05%, 8/22/13		825,173	825,155,459
0.02% - 0.05%, 9/05/13(f)		586,300	586,282,194
0.04% - 0.05%, 9/12/13		448,230	448,205,782
0.01% - 0.05%, 9/19/13		706,940	706,903,238
0.02%, 9/26/13		92,000	91,997,853
0.01% - 0.06%, 10/03/13		984,595	984,543,801
0.02% - 0.05%, 10/10/13		825,005	824,961,275
0.01% - 0.04%, 10/17/13		1,061	1,061,698,727
0.02% - 0.04%, 10/24/13		1,333	1,333,109,676
0.03%, 10/31/13		632,020	631,956,166
Total US Treasury Obligations – 18.0%			10,060,433,218
Total Short-Term Securities (Cost – $11,563,624,609) – 20.6%			11,544,822,456

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2013	11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)
		Value
Options Purchased
Total Options Purchased (Cost – $412,013,691) – 0.5%		$290,439,992
Total Investments Before Investments Sold Short and Options Written (Cost – $49,106,165,454) – 102.7%		57,372,984,264

Investments Sold Short	Shares
Japan — 0.0%
Fast Retailing Co. Ltd.	(44,900)	(15,334,843)
Total Investments Sold (Proceeds –$12,669,601) – 0.0%		(15,334,843)

Options Written
Total Options Written (Premiums Received – $118,498,597) – (0.3)%		(144,814,686)
Total Investments, Net of Investments Sold Short and Options Written– 102.4%		57,212,834,735
Liabilities in Excess of Other Assets – (2.4)%		(1,313,987,598)
Net Assets – 100.0%		$55,898,847,137

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
	Tax cost	$49,497,617,820
	Gross unrealized appreciation	$9,816,877,586
	Gross unrealized depreciation	(1,941,511,142)
	Net unrealized appreciation	$7,875,366,444

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2013	12

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.
(b)	Non-income producing security.
(c)	Investments in issuers (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2012	Shares Purchased	Shares Sold	Shares Held at July 31, 2013	Value at July 31, 2013	Realized Gain (Loss)	Income
ETFS Gold Trust	1,355,000	—	(13,310)	1,341,690	$174,942,959	$225,072	—
ETFS Palladium Trust	462,500	—	(4,543)	457,957	$32,606,538	$142,294	—
ETFS Platinum Trust	390,600	—	(19,804)	370,796	$52,093,130	$(361,674)	—
Fusion-io, Inc	1,965,637	3,113,008	(89,612)	4,989,033	$71,941,856	$(190,723)
RHJ International.	4,080,524	—	(40,083)	4,040,441	$20,457,726	$(89,099)	—
RHJ International – ADR	899,200	—	(8,846)	890,354	$4,492,575	$(161,391)	—
The St. Joe Co	9,229,019	—	(90,658)	9,138,361	$207,258,027	$597,049	—
Tianjin Development Holdings Ltd.[1]	83,272,798	—	(83,272,798)	—	—	$15,689,715	—
TF Administradora Industrial S de RL de C.V.	—	17,471,100	(171,600)	17,299,500	$36,081,398	$26,459	—
[1]	No longer an affiliated company or held by the fund as of report date.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding options written.
(e)	Convertible security.
(f)	All or a portion of security has been pledged as collateral in connection with swaps.
(g)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(h)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
Morgan Stanley	$43,640,544	$(84,832)

(i)	Variable rate security. Rate shown is as of report date.
(j)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(k)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(l)	Security is perpetual in nature and has no stated maturity date.
(m)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.
(n)	All or a portion of security has been pledged in connection with open financial futures contracts.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2013	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(o)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Shares/ Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at July 31, 2013	Value at July 31, 2013	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	9,581,301	[2]	—	9,581,301	$9,581,301	—	$4,655
BlackRock Liquidity Series, LLC Money Market Series	479,431,482	8,664,566	[2]	—	488,096,048	$488,096,048	—	$2,223,611
iShares Gold Trust	11,836,612	—		—	11,836,612	$152,218,830	—	—
[2]	Represents net shares/beneficial interest purchased.
(p)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(q)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(r)	Represents the current yield as of report date.
(s)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Consolidated Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
ADR	American Depositary Receipts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Francs
ETF	Exchange-Traded Fund
EUR	Euro
FTSE	Financial Times Stock Exchange
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MXN	Mexican New Peso
MYR	Malaysian Ringgit
PCL	Public Company Limited
REIT	Real Estate Investment Trust
S&P	Standard and Poor's
SGD	Singapore Dollar
SPDR	Standard and Poor's Depositary Receipts
TRY	Turkish Lira
USD	US Dollar

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2013	14

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
•	Financial futures contracts as of July 31, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
4,688	Euro Stoxx 50 Index	Eurex Mercantile	September 2013	USD	171,882,897	$1,045,360
474	Nikkei 225 Index	Chicago Mercantile	September 2013	USD	33,041,058	(720,685)
1,429	STOXX Europe 600 Index	Eurex Mercantile	September 2013	USD	28,373,468	(37,111)
425	Topix Index	Tokyo Stock Exchange	September 2013	USD	48,854,815	2,775,396
(14)	Dax Index	Eurex Mercantile	September 2013	USD	3,841,152	(138,170)
(173)	FTSE 100 Index	Euronext LIFFE	September 2013	USD	17,273,577	(1,146,551)
(3,547)	MSCI Emerging Markets Mini Index	NYSE LIFFE	September 2013	USD	166,496,180	1,428,606
(4,942)	S&P 500 E-Mini Index	Chicago Mercantile	September 2013	USD	415,251,550	(2,857,866)
Total						$348,979

•	Foreign currency exchange contracts as of July 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	133,009,000	USD	120,490,193	Credit Suisse Securities (USA) LLC	8/01/13	$(935,088)
EUR	29,848,301	USD	39,546,014	BNP Paribas Securities Corp.	8/01/13	162,667
EUR	24,250,283	USD	32,234,689	Credit Suisse Securities (USA) LLC	8/01/13	26,670
JPY	13,070,766,870	USD	133,334,356	JPMorgan Chase Bank N.A.	8/01/13	163,417
JPY	13,667,564,790	USD	139,393,828	Morgan Stanley & Co. LLC	8/01/13	199,317
USD	124,846,238	AUD	133,009,000	Credit Suisse Securities (USA) LLC	8/01/13	5,291,132
USD	39,702,121	EUR	29,848,301	BNP Paribas Securities Corp.	8/01/13	(6,561)
USD	5,587	GBP	3,647	Credit Suisse Securities (USA) LLC	8/01/13	39
USD	99,536	HKD	772,139	Brown Brothers Harriman & Co.	8/01/13	(23)
USD	135,762,091	JPY	13,070,766,870	JPMorgan Chase Bank N.A.	8/01/13	2,264,319
USD	5,992,592	JPY	586,686,702	Morgan Stanley & Co. LLC	8/01/13	490
USD	141,081,627	JPY	13,667,564,790	Morgan Stanley & Co. LLC	8/01/13	1,488,482
AUD	159,245,000	USD	142,747,218	Morgan Stanley Capital Services LLC	8/02/13	390,109
EUR	28,596,474	USD	37,835,995	Credit Suisse Securities (USA) LLC	8/02/13	207,319
EUR	158,060,000	USD	209,935,292	UBS AG	8/02/13	339,798
JPY	125,866,416	USD	1,279,234	Brown Brothers Harriman & Co.	8/02/13	6,297
JPY	8,312,596,624	USD	84,799,052	UBS AG	8/02/13	101,333
USD	149,694,281	AUD	159,245,000	BNP Paribas Securities Corp.	8/02/13	6,556,954
USD	209,924,228	EUR	158,060,000	UBS AG	8/02/13	(350,862)
USD	66,010	GBP	43,620	Deutsche Bank AG	8/02/13	(348)
USD	1,040,687	HKD	8,071,462	Brown Brothers Harriman & Co.	8/02/13	(40)
USD	86,481,446	JPY	8,312,596,624	UBS AG	8/02/13	1,581,062
USD	137,787,982	AUD	146,081,000	Credit Suisse Securities (USA) LLC	8/08/13	6,536,893
USD	55,323,563	EUR	41,277,000	Goldman Sachs & Co.	8/08/13	409,631
USD	109,684,919	AUD	116,305,000	BNP Paribas Securities Corp.	8/09/13	5,194,151
USD	163,843,000	JPY	16,452,458,688	BNP Paribas Securities Corp.	8/09/13	(4,199,595)
USD	97,347,577	JPY	9,512,805,204	UBS AG	8/15/13	182,418
JPY	3,665,662,400	USD	37,315,238	Barclays Bank PLC	8/16/13	126,557
USD	193,574,773	GBP	126,536,000	Deutsche Bank Securities, Inc.	8/16/13	1,101,217
USD	37,511,895	JPY	3,665,662,400	Barclays Bank PLC	8/16/13	70,100
USD	131,646,901	JPY	12,869,932,663	BNP Paribas Securities Corp.	8/16/13	190,884
USD	193,546,243	JPY	18,915,274,365	Deutsche Bank Securities, Inc.	8/16/13	341,921
USD	90,103,335	GBP	57,544,600	JPMorgan Chase Bank N.A.	8/22/13	2,576,181
USD	138,051,000	JPY	13,460,524,704	Barclays Bank PLC	8/22/13	558,321
USD	134,018,948	JPY	12,752,506,000	Barclays Bank PLC	8/22/13	3,758,334

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2013	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
•	Foreign currency exchange contracts as of July 31, 2013 were as follows (concluded):
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	124,982,460	JPY	11,887,394,200	JPMorgan Chase Bank N.A.	8/22/13	$3,558,539
USD	51,242,627	MXN	646,354,000	Credit Suisse AG	8/22/13	737,096
USD	137,473,202	AUD	150,075,000	BNP Paribas Securities Corp.	8/23/13	2,771,506
USD	99,345,700	BRL	217,517,410	Deutsche Bank Securities, Inc.	8/23/13	4,428,451
USD	136,536,000	JPY	13,640,629,080	Credit Suisse Securities (USA) LLC	8/23/13	(2,797,073)
USD	31,317,689	EUR	23,683,000	Brown Brothers Harriman & Co.	8/26/13	(191,472)
USD	134,506,500	AUD	146,992,000	Barclays Bank PLC	8/29/13	2,625,949
USD	135,156,443	EUR	103,036,000	Credit Suisse Securities (USA) LLC	8/29/13	(1,929,650)
USD	133,225,746	AUD	144,462,000	Barclays Bank PLC	8/30/13	3,623,934
USD	107,908,452	EUR	82,231,000	Barclays Bank PLC	8/30/13	(1,497,616)
USD	15,346,089	MXN	193,816,500	Credit Suisse AG	9/05/13	221,844
USD	51,153,630	MXN	646,055,000	Credit Suisse AG	9/05/13	739,479
USD	126,243,051	JPY	12,753,073,048	Bank of America N.A.	9/06/13	(4,033,372)
USD	162,980,323	JPY	16,473,073,200	Deutsche Bank Securities, Inc.	9/06/13	(5,297,004)
USD	177,652,751	JPY	17,924,007,784	JPMorgan Chase Bank N.A.	9/06/13	(5,446,304)
USD	86,893,103	JPY	8,777,941,224	UBS AG	9/06/13	(2,776,170)
USD	168,699,823	JPY	16,180,000,000	Deutsche Bank AG	9/10/13	3,412,971
USD	27,761,162	TRY	51,608,000	UBS AG	9/11/13	1,304,592
USD	82,216,009	EUR	64,363,000	Credit Suisse Securities (USA) LLC	9/12/13	(3,421,102)
USD	54,825,248	EUR	42,886,000	Deutsche Bank Securities, Inc.	9/12/13	(2,236,001)
USD	137,034,058	EUR	107,285,000	UBS AG	9/12/13	(5,712,202)
USD	147,434,090	JPY	14,646,692,228	UBS AG	9/12/13	(2,190,768)
USD	82,792,448	EUR	64,455,000	Deutsche Bank Securities, Inc.	9/13/13	(2,967,384)
USD	127,155,911	JPY	12,745,981,340	Goldman Sachs International	9/13/13	(3,052,692)
USD	127,202,620	JPY	12,750,345,468	Morgan Stanley & Co. LLC	9/13/13	(3,050,564)
USD	129,958,690	JPY	13,011,009,234	Morgan Stanley & Co. LLC	9/13/13	(2,957,347)
USD	180,769,291	JPY	18,113,083,000	UBS AG	9/13/13	(4,267,793)
USD	113,804,004	JPY	10,800,000,000	Credit Suisse Securities (USA) LLC	9/17/13	3,472,645
CAD	84,344,037	USD	80,130,000	Credit Suisse Securities (USA) LLC	9/19/13	1,891,994
USD	127,101,463	JPY	12,694,767,022	BNP Paribas Securities Corp.	9/19/13	(2,587,898)
USD	127,698,755	JPY	12,753,147,000	Credit Suisse Securities (USA) LLC	9/19/13	(2,587,014)
USD	120,795,763	JPY	12,064,960,000	Morgan Stanley & Co. LLC	9/19/13	(2,459,509)
USD	51,103,941	MXN	646,240,000	Credit Suisse AG	9/19/13	738,725
USD	86,954,909	MXN	1,099,597,000	Credit Suisse AG	9/19/13	1,256,963
USD	113,883,731	JPY	11,354,208,000	Credit Suisse Securities (USA) LLC	9/20/13	(2,111,108)
USD	133,627,010	JPY	13,305,642,311	Goldman Sachs International	9/20/13	(2,303,724)
EUR	101,771,000	JPY	13,496,870,020	Barclays Bank PLC	9/26/13	(2,471,941)
EUR	98,487,000	JPY	13,062,330,810	BNP Paribas Securities Corp.	9/26/13	(2,402,236)
USD	136,651,325	JPY	13,354,114,109	Bank of America N.A.	9/26/13	221,249
USD	123,914,731	JPY	12,423,690,975	Goldman Sachs International	9/26/13	(3,009,832)
USD	119,974,118	AUD	133,009,000	Credit Suisse Securities (USA) LLC	10/03/13	916,241
USD	39,554,372	EUR	29,848,301	BNP Paribas Securities Corp.	10/03/13	(162,821)
USD	130,847,801	JPY	12,782,325,427	Bank of America N.A.	10/03/13	254,576
USD	133,375,172	JPY	13,070,766,870	JPMorgan Chase Bank N.A.	10/03/13	(164,973)
USD	139,436,490	JPY	13,667,564,790	Morgan Stanley & Co. LLC	10/03/13	(200,962)
USD	174,884,262	MXN	2,196,284,000	Deutsche Bank AG	10/03/13	3,929,766
USD	142,136,513	AUD	159,245,000	Morgan Stanley Capital Services LLC	10/04/13	(396,224)
USD	209,976,388	EUR	158,060,000	UBS AG	10/04/13	(344,587)
USD	129,280,648	JPY	12,760,000,000	Credit Suisse Securities (USA) LLC	11/12/13	(1,117,336)
USD	56,886,228	JPY	5,700,000,000	BNP Paribas Securities Corp.	12/20/13	(1,382,814)
USD	49,168,808	MXN	629,114,900	Credit Suisse Securities (USA) LLC	12/26/13	$559,539
Total						$(6,527,938)

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2013	16

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
•	Exchange-traded options purchased as of July 31, 2013 were as follows:
Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
CBOE Volatility Index	Call	USD	18.00	8/21/13	12,615	$346,913
Barrick Gold Corp.	Call	USD	80.00	1/18/14	160,050	640,200
Goldcorp, Inc.	Call	USD	80.00	1/18/14	100,070	$300,210
Newmont Mining Corp.	Call	USD	90.00	1/18/14	128,039	256,078
Humana, Inc.	Put	USD	67.50	8/17/13	7,464	74,640
S&P 500 Index	Put	USD	1,650.00	9/21/13	2,292	4,412,100
S&P 500 Index	Put	USD	1,635.00	9/21/13	6,551	10,317,825
Total						$16,347,966

•	Over-the-counter options purchased as of July 31, 2013 were as follows:
Description	Counterparty	Put/ Call		Strike Price	Expiration Date	Contracts	Market Value
Topix Index	Bank of America N.A.	Call	JPY	1,235.19	9/13/13	17,283,000	$2,421,731
Topix Index	JPMorgan Chase Bank N.A.	Call	JPY	1,247.23	10/11/13	16,909,457	3,667,777
Merck & Co., Inc.	Goldman Sachs International	Call	USD	45.00	10/18/13	3,086,995	10,650,133
Nikkei 225 Index	JPMorgan Chase Bank N.A.	Call	JPY	11,000.00	12/13/13	7,292	20,741,468
Nikkei 225 Index	JPMorgan Chase Bank N.A.	Call	JPY	11,000.00	12/13/13	2,034	5,785,538
Nikkei 225 Index	JPMorgan Chase Bank N.A.	Call	JPY	11,000.00	12/13/13	652	1,854,558
Topix Index	Goldman Sachs International	Call	JPY	1,218.10	12/13/13	13,613,239	4,048,795
Activision Blizzard, Inc.	Goldman Sachs International	Call	USD	20.00	1/17/14	4,004,004	2,787,588
Aetna, Inc.	Goldman Sachs International	Call	USD	60.00	1/17/14	1,875,486	12,303,657
Agnico-Eagle Mines, Ltd.	Deutsche Bank AG	Call	USD	85.00	1/17/14	2,988,685	115,453
Alcoa, Inc.	Goldman Sachs International	Call	USD	15.00	1/17/14	7,233,039	34,863
AngloGold Ashanti Ltd.	Deutsche Bank AG	Call	USD	65.00	1/17/14	3,544,150	35
Autozone, Inc.	Goldman Sachs International	Call	USD	550.00	1/17/14	303,530	426,702
Boeing Co.	Goldman Sachs International	Call	USD	110.00	1/17/14	1,247,455	5,328,579
Boston Scientific Corp.	Goldman Sachs International	Call	USD	10.00	1/17/14	6,483,996	9,386,557
Broadcom Corp.	Goldman Sachs International	Call	USD	55.00	1/17/14	3,874,843	37,818
Caterpillar, Inc.	Goldman Sachs International	Call	USD	135.00	1/17/14	4,197,747	102,803

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2013	17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
•	Over-the-counter options purchased as of July 31, 2013 were as follows (continued):
Description	Counterparty	Put/ Call		Strike Price	Expiration Date	Contracts	Market Value
Coeur Dalene Mines Corp.	Deutsche Bank AG	Call	USD	40.00	1/17/14	1,417,982	$68,503
Corning, Inc.	Goldman Sachs International	Call	USD	20.00	1/17/14	8,072,586	637,896
Eldorado Gold Corp.	Deutsche Bank AG	Call	USD	25.00	1/17/14	4,207,937	31,433
EMC Corp.	Goldman Sachs International	Call	USD	40.00	1/17/14	11,301,623	164,439
Endeavour Silver Corp.	Deutsche Bank AG	Call	USD	20.00	1/17/14	1,126,717	1,003
First Majestic Silver Corp.	Deutsche Bank AG	Call	USD	35.00	1/17/14	711,925	52,319
Freeport-McMoRan Copper & Gold, Inc.	Goldman Sachs International	Call	USD	64.00	1/17/14	8,718,394	—
General Electric Co.	Goldman Sachs International	Call	USD	35.00	1/17/14	16,145,176	156,447
Gold Fields Ltd.	Deutsche Bank AG	Call	USD	22.00	1/17/14	8,699,278	2,523
Halliburton Co.	Goldman Sachs International	Call	USD	55.00	1/17/14	6,135,167	2,548,426
Harmony Gold Mining Co., Ltd.	Deutsche Bank AG	Call	USD	15.00	1/17/14	2,218,767	7,965
Hewlett-Packard Co.	Goldman Sachs International	Call	USD	30.00	1/17/14	16,145,176	17,020,890
Humana, Inc.	Goldman Sachs International	Call	USD	105.00	1/17/14	1,291,616	2,005,092
IAMGOLD Corp.	Deutsche Bank AG	Call	USD	30.00	1/17/14	3,742,300	636
Intel Corp.	Goldman Sachs International	Call	USD	40.00	1/17/14	16,145,176	154,509
International Business Machines Co.	Goldman Sachs International	Call	USD	295.00	1/17/14	1,679,099	40,517
J.C. Penney Co., Inc.	Goldman Sachs International	Call	USD	55.00	1/17/14	4,520,648	153,883
Kinross Gold Corp.	Deutsche Bank AG	Call	USD	20.00	1/17/14	16,109,772	4,833
Marvell Technology Group Ltd.	Goldman Sachs International	Call	USD	20.00	1/17/14	9,364,201	97,856
Mastercard, Inc.	Goldman Sachs International	Call	USD	660.00	1/17/14	424,793	6,072,089
McDonalds Corp.	Goldman Sachs International	Call	USD	135.00	1/17/14	2,906,133	69,718
Monster Beverage Corp.	Goldman Sachs International	Call	USD	105.00	1/17/14	2,260,325	332,494
NetApp, Inc.	Goldman Sachs International	Call	USD	60.00	1/17/14	5,295,618	363,279
New Gold, Inc.	Deutsche Bank AG	Call	USD	22.00	1/17/14	2,386,824	58,716
Novagold Resources, Inc.	Deutsche Bank AG	Call	USD	12.00	1/17/14	2,205,690	1,412
Pan American Silver Corp.	Deutsche Bank AG	Call	USD	50.00	1/17/14	4,024,352	201
Qualcomm, Inc.	Goldman Sachs International	Call	USD	95.00	1/17/14	6,458,069	123,930
Randgold Resources Ltd.	Deutsche Bank AG	Call	USD	165.00	1/17/14	543,221	13,173
Royal Gold, Inc.	Deutsche Bank AG	Call	USD	125.00	1/17/14	535,297	52,438
Safeway, Inc.	Goldman Sachs International	Call	USD	25.00	1/17/14	2,158,152	4,701,534

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2013	18

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
•	Over-the-counter options purchased as of July 31, 2013 were as follows (continued):
Description	Counterparty	Put/ Call		Strike Price	Expiration Date	Contracts	Market Value
Seabridge Gold, Inc.	Deutsche Bank AG	Call	USD	30.00	1/17/14	352,481	$36,214
Silver Standard Resources, Inc.	Deutsche Bank AG	Call	USD	30.00	1/17/14	985,275	1,596
Silver Wheaton Corp.	Deutsche Bank AG	Call	USD	55.00	1/17/14	4,041,492	294,423
Silvercorp Metals, Inc.	Deutsche Bank AG	Call	USD	15.00	1/17/14	2,298,349	23
Staples, Inc.	Goldman Sachs International	Call	USD	20.00	1/17/14	11,346,244	3,344,646
Starwood Hotels & Resort Worldwide, Inc.	Goldman Sachs International	Call	USD	85.00	1/17/14	968,710	261,988
Stillwater Mining Co.	Deutsche Bank AG	Call	USD	25.00	1/17/14	2,577,565	126,481
United Technologies Corp.	Goldman Sachs International	Call	USD	120.00	1/17/14	2,454,067	1,320,018
UnitedHealth Group, Inc.	Goldman Sachs International	Call	USD	85.00	1/17/14	3,229,037	2,236,560
Visa, Inc.	Goldman Sachs International	Call	USD	190.00	1/17/14	1,325,898	9,070,521
Western Union Co.	Goldman Sachs International	Call	USD	25.00	1/17/14	2,260,325	110,033
Yamana Gold, Inc.	Deutsche Bank AG	Call	USD	30.00	1/17/14	9,673,725	422,742
Yum! Brands, Inc.	Goldman Sachs International	Call	USD	100.00	1/17/14	2,260,325	108,360
Apple, Inc.	Goldman Sachs International	Call	USD	410.00	2/21/14	504,949	27,201,401
Topix Index	BNP Paribas S.A.	Call	JPY	1,271.41	3/14/14	17,340,717	9,306,813
Topix Index	UBS AG	Call	JPY	1,157.50	4/11/14	18,848,442	18,317,969
Topix Index	JPMorgan Chase Bank N.A.	Call	USD	1,164.04	5/09/14	173,473	13,104,355
Topix Index	Bank of America N.A.	Call	USD	1,153.54	6/13/14	127,871	10,715,628
Topix Index	Goldman Sachs International	Call	JPY	1,143.74	7/11/14	14,190,400	17,091,837
Topix Index	Citibank N.A.	Call	JPY	1,246.74	9/12/14	17,202,386	9,231,454
KOSPI Index	Citibank N.A.	Put	USD	243.53	12/12/13	3,561	2,060,376
MSCI Emerging Markets	Bank of America N.A.	Put	USD	900.59	8/16/13	179,994	909,510
MSCI Emerging Markets	JPMorgan Chase Bank N.A.	Put	USD	886.50	9/20/13	211,478	2,649,819
S&P 500 Index	Credit Suisse International	Put	USD	1,650.00	9/20/13	113,067	2,176,540
Ibovespa Index	Goldman Sachs International	Put	USD	45,503.15	10/16/13	3,440	1,494,133
Ibovespa Index	Goldman Sachs International	Put	USD	46,433.45	10/16/13	8,313	4,871,787
Ibovespa Index	Goldman Sachs International	Put	USD	45,811.18	10/16/13	3,405	1,638,649
MSCI Emerging Markets	Bank of America N.A.	Put	USD	901.68	10/18/13	171,526	3,758,821
MSCI Emerging Markets	Goldman Sachs International	Put	USD	889.49	11/15/13	226,164	4,998,224

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2013	19

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
•	Over-the-counter options purchased as of July 31, 2013 were as follows (concluded):
Description	Counterparty	Put/ Call		Strike Price	Expiration Date	Contracts	Market Value
MSCI Emerging Markets	JPMorgan Chase Bank N.A.	Put	USD	929.05	12/20/13	186,091	$8,616,013
Total							$270,109,143

•	Over-the-counter interest rate swaptions purchased as of July 31, 2013 were as follows:
Description	Counterparty	Put/ Call		Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date		Notional Amount (000)	Market Value
5-Year Interest Rate Swap	Deutsche Bank AG	Put	USD	1.07%	Pay	6-month JPY LIBOR	4/04/18	JPY	12,739,074	$3,982,883

•	Exchange-Traded options written as of July 31, 2013 were as follows:
Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Humana, Inc.	Call	USD	75.00	8/17/13	(7,464)	$(12,240,960)
Corning, Inc.	Call	USD	14.00	8/17/13	(40,616)	(4,975,460)
Freescale Semiconductor Ltd.	Call	USD	18.00	9/21/13	(12,272)	(276,120)
Carnival Corp.	Call	USD	38.00	10/19/13	(8,610)	(774,900)
SM Energy Co.	Call	USD	70.00	11/16/13	(3,109)	(1,321,325)
Whiting Petroleum Corp.	Call	USD	52.50	12/21/13	(4,665)	(1,632,750)
PulteGroup, Inc.	Call	USD	19.00	1/18/14	(12,448)	(1,338,160)
Williams Sonoma, Inc.	Call	USD	52.50	1/18/14	(3,410)	(2,779,150)
Williams Sonoma, Inc.	Call	USD	55.00	1/18/14	(2,460)	(1,574,400)
S&P 500 Index	Put	USD	1,535.00	9/21/13	(6,551)	(2,685,910)
PulteGroup, Inc.	Put	USD	15.00	1/18/14	(12,479)	(1,559,875)
Dresser-Rand Group, Inc.	Put	USD	60.00	3/22/14	(6,220)	(3,265,500)
Total						$(34,424,510)

•	Over-the-counter options written as of July 31, 2013 were as follows:
Description	Counterparty	Put/ Call		Strike Price	Expiration Date	Contracts	Market Value
MSCI Emerging Markets	Bank of America N.A.	Call	USD	982.87	8/16/13	179,994	$(676,705)
Topix Index	Bank of America N.A.	Call	JPY	1,356.28	9/13/13	17,283,000	(388,805)
MSCI Emerging Markets	JPMorgan Chase Bank N.A.	Call	USD	981.00	9/20/13	211,478	(2,884,560)

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2013	20

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
•	Over-the-counter options written as of July 31, 2013 were as follows (continued):
Description	Counterparty	Put/ Call		Strike Price	Expiration Date	Contracts	Market Value
Ibovespa Index	Goldman Sachs International	Call	USD	51,854.62	10/16/13	8,313	$(328,336)
Ibovespa Index	Goldman Sachs International	Call	USD	50,815.70	10/16/13	3,440	(1,737,444)
Ibovespa Index	Goldman Sachs International	Call	USD	51,159.69	10/16/13	3,405	(224,885)
MSCI Emerging Markets	Bank of America N.A.	Call	USD	1,035.78	10/18/13	171,526	(947,750)
MSCI Emerging Markets	Goldman Sachs International	Call	USD	1,021.78	11/15/13	226,164	(2,840,620)
Nikkei 225 Index	Citibank N.A.	Call	USD	11,000.00	12/13/13	9,978	(28,381,564)
MSCI Emerging Markets	JPMorgan Chase Bank N.A.	Call	USD	1,071.98	12/20/13	186,091	(1,460,814)
Apple, Inc.	Deutsche Bank AG	Call	USD	480.00	2/21/14	504,949	(9,673,298)
MSCI Emerging Markets	Bank of America N.A.	Put	USD	800.01	8/16/13	179,994	(97,629)
Topix Index	Bank of America N.A.	Put	JPY	1,114.09	9/13/13	17,283,000	(7,039,981)
S&P 500 Index	Credit Suisse International	Put	USD	1,500.00	9/20/13	113,067	(293,974)
MSCI Emerging Markets	JPMorgan Chase Bank N.A.	Put	USD	787.50	9/20/13	211,478	(668,271)
Topix Index	JPMorgan Chase Bank N.A.	Put	JPY	1,114.04	10/11/13	16,909,457	(9,241,815)
Topix Index	JPMorgan Chase Bank N.A.	Put	USD	1,040.92	10/11/13	173,473	(3,012,935)
Ibovespa Index	Goldman Sachs International	Put	USD	39,532.49	10/16/13	3,405	(240,337)
Ibovespa Index	Goldman Sachs International	Put	USD	39,266.68	10/16/13	3,440	(214,085)
Ibovespa Index	Goldman Sachs International	Put	USD	40,069.48	10/16/13	8,313	(749,792)
MSCI Emerging Markets	Bank of America N.A.	Put	USD	809.20	10/18/13	171,526	(1,222,449)
MSCI Emerging Markets	Goldman Sachs International	Put	USD	798.26	11/15/13	226,164	(1,847,760)
Topix Index	Citibank N.A.	Put	JPY	1,078.91	12/13/13	17,202,386	(7,855,672)
Topix Index	Goldman Sachs International	Put	JPY	1,089.26	12/13/13	13,613,239	(6,719,721)
S&P 500 Index	Citibank N.A.	Put	USD	1,149.60	12/20/13	58,484	(76,512)

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2013	21

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
•	Over-the-counter options written as of July 31, 2013 were as follows (concluded):
Description	Counterparty	Put/ Call		Strike Price	Expiration Date	Contracts	Market Value
MSCI Emerging Markets	JPMorgan Chase Bank N.A.	Put	USD	833.76	12/20/13	186,091	$(3,632,496)
Topix Index	BNP Paribas S.A.	Put	JPY	1,112.48	3/14/14	17,340,717	(17,931,966)
Total							$(110,390,176)

•	Credit default swaps - buy protection outstanding as of July 31, 2013 were as follows:
Issuer/Index	Pay Fixed Rate	Counterparty/Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Dow Jones CDX North American High Yield Index Series 20, Version 1	5.00%	Chicago Mercantile	6/20/18	USD	141,099	$(4,447,345)
Dow Jones CDX North American High Yield Index Series 20, Version 1	5.00%	JPMorgan Chase Bank N.A.	6/20/18	USD	141,525	(449,926)
Dow Jones CDX North American High Yield Index Series 20, Version 1	5.00%	JPMorgan Chase Bank N.A.	6/20/18	USD	64,331	(59,893)
Dow Jones CDX North American High Yield Index Series 20, Version 1	5.00%	JPMorgan Chase Bank N.A.	6/20/18	USD	64,331	(66,108)
Dow Jones CDX North American High Yield Index Series 20, Version 1	5.00%	JPMorgan Chase Bank N.A.	6/20/18	USD	125,568	(1,473,212)
Dow Jones CDX North American High Yield Index Series 20, Version 1	5.00%	JPMorgan Chase Bank N.A.	6/20/18	USD	133,737	(632,755)
Dow Jones CDX North American High Yield Index Series 20, Version 1	5.00%	JPMorgan Chase Bank N.A.	6/20/18	USD	$63,587	(789,616)
Total						$(7,918,855)

•	Interest rate swaps outstanding as of July 31, 2013 were as follows:
Fixed Rate	Floating Rate	Counterparty/Exchange	Effective Date[3]	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.54% [1]	3-Month LIBOR	Deutsche Bank AG	9/14/13	9/14/15	USD	328,253	$(101,594)
0.50% [1]	3-Month LIBOR	JPMorgan Chase Bank N.A.	9/17/13	9/17/15	USD	328,906	179,616
0.76% [1]	6-Month LIBOR	Deutsche Bank AG	2/28/14	2/28/16	GBP	160,371	494,325
1.30% [2]	3-Month LIBOR	Deutsche Bank AG	8/15/15	8/17/16	USD	7,139	(8,358)
1.01% [2]	3-Month LIBOR	Deutsche Bank AG	9/27/15	9/27/16	USD	1,255,786	(6,404,885)
1.00% [2]	3-Month LIBOR	Goldman Sachs & Co.	9/28/15	9/28/16	USD	1,309,229	(6,872,407)
1.24% [2]	3-Month LIBOR	Deutsche Bank AG	9/14/13	9/14/18	USD	131,187	(2,524,976)
1.19% [2]	3-Month LIBOR	JPMorgan Chase Bank N.A.	9/17/13	9/17/18	USD	133,681	(2,963,990)
1.40% [2]	6-Month LIBOR	Deutsche Bank AG	2/28/14	2/28/19	GBP	64,143	(1,303,932)
1.01% [2]	6-Month LIBOR	Deutsche Bank AG	11/20/13	11/20/23	JPY	8,266,850	(291,109)
1.09% [2]	6-Month LIBOR	Deutsche Bank AG	11/20/13	11/20/23	JPY	6,357,177	276,395
1.10% [2]	6-Month LIBOR	Chicago Mercantile Exchange	11/20/13	11/20/23	JPY	1,273,960	69,763
Total							$(19,451,152)

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Fund pays the floating rate and receives the fixed rate.
[3]	Forward interest swap.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2013	22

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
•	Total return swaps outstanding as of July 31, 2013 were as follows:
Reference Entity	Fixed Amount	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
SGX Nikkei Stock Average Dividend Point Index Futures December 15	JPY 2,703,510,000[4]	BNP Paribas S.A.	4/01/16	JPY	10,260	$(375,007)
SGX Nikkei Stock Average Dividend Point Index Futures December 15	JPY 2,773,800,000[4]	BNP Paribas S.A.	4/01/16	JPY	10,350	(840,376)
SGX Nikkei Stock Average Dividend Point Index Futures December 16	JPY 2,726,515,000[4]	BNP Paribas S.A.	4/03/17	JPY	9,790	(299,435)
SGX Nikkei Stock Average Dividend Point Index Futures December 16	JPY 2,778,300,000[4]	BNP Paribas S.A.	4/03/17	JPY	9,800	(785,291)
Total						$(2,300,109)

[4]	Fund receives the total return of the reference entity and pays the fixed amount. Net payment at termination.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2013:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks:
Argentina	$33,895,614	—	—	$33,895,614
Australia	—	$201,677,312	—	201,677,312
Belgium	4,492,575	85,134,184	—	89,626,759
Brazil	567,284,306	—	—	567,284,306
Canada	1,227,574,682	—	—	1,227,574,682
Chile	12,357,232	—	—	12,357,232

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2013	23

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2013 (continued):
	Level 1	Level 2	Level 3	Total
Assets:
Investments (continued):
Long Term Investments (continued):
Common Stocks (continued):
China	—	$236,036,559	—	$236,036,559
Denmark	$16,411,190	—	—	16,411,190
France	116,446,510	1,245,332,208	—	1,361,778,718
Germany	—	1,211,154,189	—	1,211,154,189
Hong Kong	686,649	142,262,065	—	142,948,714
Indonesia	—	18,557,976	—	18,557,976
Ireland	138,162,581	—	—	138,162,581
Israel	7,772,526	—	—	7,772,526
Italy	—	527,743,024	—	527,743,024
Japan	52,787,713	4,104,110,533	—	4,156,898,246
Kazakhstan	47,175,449	—	—	47,175,449
Luxembourg	—	52,226,762	—	52,226,762
Malaysia	30,468,908	169,738,310	—	200,207,218
Mexico	114,292,576	—	—	114,292,576
Netherlands	24,548,974	224,428,620	—	248,977,594
Norway	—	57,687,309	—	57,687,309
Peru	22,369,624	—	—	22,369,624
Philippines	25,189,411	—	—	25,189,411
Portugal	26,956,361	—	—	26,956,361
Russia	44,337,810	55,685,930	—	100,023,740
Singapore	—	286,609,179	—	286,609,179
South Africa	—	46,437,047	—	46,437,047
South Korea	16,028,875	419,376,796	—	435,405,671
Spain	15,221,594	154,050,184	—	169,271,778
Sweden	—	110,245,909	—	110,245,909
Switzerland	11,736,240	888,945,835	—	900,682,075
Taiwan	41,069,323	103,103,899	—	144,173,222
Thailan	74,926,400	—	—	74,926,400
United Arab Emirates	22,148,882	—	—	22,148,882
United Kingdom	309,085,344	1,693,082,310	$47,183,353	2,049,351,007
United States	17,946,999,040	—	56,796,145	18,003,795,185
Corporate Bonds	—	3,312,426,134	335,589,537	3,648,015,671
Floating Rate Loan Interests	—	177,715,326	248,327,149	426,042,475
Foreign Agency Obligations	—	3,549,718,682	—	3,549,718,682
Non-Agency Mortgage-Backed Securities	—	66,445,307	—	66,445,307
US Treasury Obligations.	—	3,180,932,817	—	3,180,932,817
Investment Companies	779,928,655	—	—	779,928,655
Preferred Securities	555,668,164	180,025,803	60,002,032	795,695,999
Warrants	2,701	2,907,482	—	2,910,183
Short-Term Securities:
Foreign Agency Obligations	—	961,696,095	—	961,696,095
Money Market Funds	9,581,301	488,096,048	—	497,677,349
Time Deposits	—	25,015,794	—	25,015,794
US Treasury Obligations.	—	10,060,433,218	—	10,060,433,218
Options Purchased:
Equity contracts.	16,347,966	270,109,143		286,457,109
Interest Rate.	—	3,982,883	—	3,982,883
Liabilities:
Investments:

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2013	24

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation Fund, Inc.
The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2013 (concluded):
	Level 1	Level 2	Level 3	Total
Investments Sold Short	—	$(15,334,843)	—	$(15,334,843)
Total	$22,311,955,176	$34,297,796,029	$747,898,216	$57,357,649,421

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$5,249,362	—	—	$5,249,362
Foreign currency exchange contracts	970,722	$75,521,350	—	76,492,072
Interest rate contracts	—	1,020,099	—	1,020,099
Liabilities:
Equity contracts	(39,324,893)	(120,609,140)		(159,934,033)
Foreign currency exchange contracts	(411)	(83,019,599)	—	(83,020,010)
Interest rate contracts	—	(20,471,251)	—	(20,471,251)
Total	$(33,105,220)	$(147,558,541)		$(180,663,761)

[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts, and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$ 59,222,290	—	—	$ 59,222,290
Liabilities:
Cash received as collateral for swaps	—	$ (34,927,448)	—	(34,927,448)
Bank overdraft	—	(7,332,547)	—	(7,332,547)
Collateral on securities loaned at value	—	(488,096,048)	—	(488,096,048)
Total	$ 59,222,290	$ (530,356,043)	—	$ (471,133,753)

There were no transfers between Level 1 and Level 2 during the period ended July 31, 2013.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Securities	Total
Assets:
Opening Balance, as of October 31, 2012	$40,439,364	$274,379,189	$144,427,482	—	$459,246,035
Transfers into Level 3	—	—	95,472,000	—	95,472,000
Transfers out of Level 3	—	(141,844,500)	—	—	(141,844,500)
Accrued discounts/premiums	—	37,178	614,422	—	651,600
Net realized gain (loss)	(31,142,360)	(1,278,120)	1,033,153	42,107	(31,345,220)
Net change in unrealized appreciation/depreciation[1]	42,823,183	12,098,500	5,320,354	4,564,091	64,806,128
Purchases	52,889,281	225,326,663	65,832,718	55,988,754	400,037,416
Sales	(1,029,970)	(33,129,373)	(64,372,980)	(592,920)	(99,125,243)
Closing Balance, as of July 31, 2013	$103,979,498	$335,589,537	$248,327,149	60,002,032	$747,898,216

[1]	The change in unrealized appreciation/depreciation on investments still held as of July 31, 2013 was $ 11,359,800.

The Fund's investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2013	25

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Allocation Fund, Inc.

By:       /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Global Allocation Fund, Inc.

Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Global Allocation Fund, Inc.

Date: September 24, 2013

By:       /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Global Allocation Fund, Inc.

Date: September 24, 2013